Putnam Municipal Opportunities Trust
The fund's portfolio
7/31/22 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FRB — Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund

MUNICIPAL BONDS AND NOTES (147.8%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (1.2%)
Jefferson Cnty., Swr. Rev. Bonds, Ser. D, 6.50%, 10/1/53	BBB	$2,000,000	$2,190,047
Jefferson, Cnty. Rev. Bonds, (Refunding warrants)
5.00%, 9/15/34	AA	2,075,000	2,290,861
5.00%, 9/15/33	AA	275,000	304,281

			4,785,189
Alaska (1.4%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A, 4.00%, 10/1/49	A+/F	5,890,000	5,654,712

			5,654,712
Arizona (3.4%)
AZ Indl. Dev. Auth. Student Hsg. Rev. Bonds, (NCCU Properties, LLC Central U.), BAM, 5.00%, 6/1/49	AA	2,000,000	2,178,358
AZ State Indl. Dev. Auth. Charter School Rev. Bonds, (Equitable School Revolving Fund, LLC), 4.00%, 11/1/46	A	2,855,000	2,718,004
AZ State Indl. Dev. Auth. Ed. Rev. Bonds, (KIPP New York, Inc., Jerome Fac.), Ser. B
4.00%, 7/1/61	BBB-	1,380,000	1,152,936
4.00%, 7/1/41	BBB-	720,000	666,298
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. D, 5.00%, 7/1/51	BB	510,000	511,078
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds
(Reid Traditional Schools Painted Rock Academy), 5.00%, 7/1/36	Baa3	350,000	364,920
(Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	750,000	760,384
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds, (Great Hearts Academies), 3.75%, 7/1/24	BBB-	200,000	201,210
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), 5.00%, 7/1/35	BB	1,000,000	1,012,384
Salt Verde, Fin. Corp. Gas Rev. Bonds, 5.50%, 12/1/29	A3	1,350,000	1,530,631
Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds, (Yavapai Regl. Med. Ctr.), 5.00%, 8/1/34	A2	500,000	527,551
Yuma, Indl. Dev. Auth. Hosp. Rev. Bonds, (Yuma Regl. Med. Ctr.), Ser. A, 5.00%, 8/1/32	A	2,065,000	2,139,150

			13,762,904
California (15.2%)
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds, (Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	550,000	509,820
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	2,059,418	1,993,917
CA State G.O. Bonds 4.00%, 11/1/33(T)	Aa2	10,000,000	10,671,600
CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds, (Caritas Affordable Hsg., Inc.), 5.25%, 8/15/39	A-	400,000	410,891
CA State Muni. Fin. Auth. Rev. Bonds, (HumanGood CA Oblig. Group), 4.00%, 10/1/49	A-/F	2,700,000	2,638,998
CA State Poll. Control Fin. Auth. Rev. Bonds, (San Jose Wtr. Co.), 4.75%, 11/1/46	A	750,000	778,660
CA State Pub. Wks. Board Rev. Bonds, (Various Cap.), Ser. A, 5.00%, 8/1/33	Aa3	800,000	959,907
CA Statewide Cmnty. Dev. Auth. Rev. Bonds, (Front Porch Cmnty. & Svcs. Oblig. Group), Ser. A, 3.00%, 4/1/51	A-	3,440,000	2,695,096
CSCDA Cmnty. Impt. Auth. Rev. Bonds, (Pasadena Portfolio), Ser. A-2, 3.00%, 12/1/56	BBB-/P	2,635,000	1,996,107
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(Anaheim), 4.00%, 8/1/56	BB/P	2,125,000	1,816,571
(City of Orange Portfolio), 3.00%, 3/1/57	BBB-/P	650,000	491,911
(Essential Hsg.), Ser. A-2, 3.00%, 2/1/57	BBB-/P	1,900,000	1,438,416
Long Beach, Arpt. Syst. Rev. Bonds, Ser. C, AGM
5.25%, 6/1/47	AA	1,250,000	1,379,775
5.00%, 6/1/42	AA	750,000	821,258
Los Angeles, Cmnty. Fac. Dist. No. 11 Special Tax, 4.00%, 9/1/38	BB/P	1,000,000	982,292
Los Angeles, Dept. of Arpt. Rev. Bonds
Ser. A, 4.00%, 5/15/39	Aa3	1,150,000	1,156,802
4.00%, 5/15/36	Aa3	500,000	510,045
Mount Diablo Unified School Dist. G.O. Bonds, Ser. B
4.00%, 6/1/37	Aa3	1,625,000	1,698,772
4.00%, 8/1/36	Aa3	2,960,000	3,124,152
North Natomas, Cmnty. Fac. Special Tax Bonds, (Dist. No. 4), Ser. E, 5.00%, 9/1/30	BBB+	1,250,000	1,284,372
Regents of the U. of CA Med. Ctr. (The) Rev. Bonds, Ser. P
5.00%, 5/15/42	Aa3	13,000,000	14,881,161
5.00%, 5/15/41	Aa3	5,260,000	6,038,363
San Bernardino Cnty., FRB, Ser. C, 1.943%, 8/1/23	AA+	550,000	547,302
San Diego Cnty., COP, 5.00%, 10/1/46	Aa1	2,150,000	2,473,442

			61,299,630
Colorado (4.2%)
CO State Hlth. Fac. Auth. Rev. Bonds
(Valley View Hosp. Assn.), 5.00%, 5/15/40	A	1,000,000	1,031,886
(Covenant Retirement Cmnty.), Ser. A, 5.00%, 12/1/35	A-/F	1,000,000	1,026,243
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds
(Christian Living Neighborhood), 5.00%, 1/1/37	BB/P	550,000	552,029
(Covenant Living Cmnty. and Svcs. Oblig. Group), 4.00%, 12/1/50	A-/F	2,700,000	2,479,630
Denver City & Cnty., Arpt. Rev. Bonds, Ser. A
5.50%, 11/15/38	Aa3	1,500,000	1,764,028
5.00%, 11/15/37	Aa3	2,600,000	2,949,008
Park Creek, Metro. Dist. Tax Alloc. Bonds, (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	A/F	200,000	214,041
Pub. Auth. for CO Energy Rev. Bonds, (Natural Gas Purchase), 6.50%, 11/15/38	A2	2,250,000	2,883,144
Regl. Trans. Dist. Rev. Bonds, (Denver Transit Partners, LLC)
4.00%, 7/15/38	Baa1	800,000	808,472
3.00%, 7/15/37	Baa1	850,000	733,383
Sterling Ranch Cmnty. Auth. Board Rev. Bonds, (Metro. Dist. No. 2), Ser. A, 4.25%, 12/1/50	BB/P	550,000	481,053
Vauxmont, Metro. Dist. G.O. Bonds, AGM
5.00%, 12/1/33	AA	255,000	292,785
5.00%, 12/15/32	AA	160,000	174,423
5.00%, 12/15/31	AA	135,000	147,393
5.00%, 12/1/30	AA	215,000	250,872
5.00%, 12/1/29	AA	210,000	246,339
5.00%, 12/15/28	AA	130,000	142,404
5.00%, 12/1/27	AA	200,000	228,128
5.00%, 12/15/26	AA	135,000	148,274
5.00%, 12/1/26	AA	190,000	212,645

			16,766,180
Connecticut (1.4%)
CT State Special Tax, 4.00%, 5/1/39	AA-	1,700,000	1,744,996
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Stamford Hosp. Oblig. Group (The)), Ser. M
5.00%, 7/1/34	BBB+	1,900,000	2,110,716
4.00%, 7/1/41	BBB+	580,000	568,349
Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	1,000,000	1,049,039

			5,473,100
District of Columbia (3.6%)
DC Rev. Bonds
(Plenary Infrastructure DC, LLC), 5.50%, 2/28/37	A3	1,500,000	1,674,531
(Plenary Infrastructure DC, LLC), 5.50%, 2/29/36	A3	1,370,000	1,544,349
(Ingleside at Rock Creek), Ser. A, 5.00%, 7/1/52	BB-/P	500,000	479,039
(Two Rivers Pub. Charter School, Inc.), 5.00%, 6/1/50	Baa3	1,500,000	1,537,695
(Latin American Montessori Bilingual Pub. Charter School Oblig. Group), 5.00%, 6/1/40	BB+	2,000,000	2,061,266
(Two Rivers Pub. Charter School, Inc.), 5.00%, 6/1/40	Baa3	1,500,000	1,559,867
Metro. DC Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 10/1/32	Aa3	1,250,000	1,464,760
Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, (Metrorail), Ser. A, zero %, 10/1/37	A-	3,700,000	1,816,075
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, (Dulles Metrorail & Cap. Impt. Proj.)
4.00%, 10/1/53(T)	A-	1,290,000	1,213,697
Ser. B, 4.00%, 10/1/44(T)	A-	1,285,000	1,244,767

			14,596,046
Florida (6.0%)
FL State Dev. Fin. Corp. Ed. Fac. Rev. Bonds, (River City Ed.)
5.00%, 7/1/57(WIS)	Baa3	680,000	640,764
5.00%, 7/1/51(WIS)	Baa3	650,000	628,346
5.00%, 7/1/42(WIS)	Baa3	460,000	454,843
FL State Higher Edl. Fac. Financial Auth. Rev. Bonds
(St. Leo U.), 5.00%, 3/1/44	BB+	1,500,000	1,515,854
(Florida Inst. of Tech., Inc.), 4.00%, 10/1/39	BBB-	800,000	763,919
Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	2,250,000	2,376,218
Lakeland, Hosp. Syst. Rev. Bonds, (Lakeland Regl. Hlth.), 5.00%, 11/15/40	A2	1,350,000	1,386,828
Miami-Dade Cnty., Aviation Rev. Bonds, Ser. A
5.00%, 10/1/36	A1	5,000,000	5,190,161
5.00%, 10/1/32	A1	3,790,000	3,949,662
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A-/F	1,350,000	1,400,355
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Jupiter Med. Ctr.), Ser. A, 5.00%, 11/1/47	BBB-	1,515,000	1,581,118
Pinellas Cnty., Indl. Dev. Auth. Rev. Bonds, (2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	AAA/P	500,000	515,293
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	360,000	371,521
Village, 144A Special Assmt., (Village Cmnty. Dev. Dist. No. 13), 3.00%, 5/1/35	BB-/P	2,475,000	2,164,764
Volusia Cnty., Edl. Fac. Auth. Rev. Bonds, (Embry-Riddle Aeronautical University, Inc.), Ser. A
4.00%, 10/15/39	A2	600,000	603,108
4.00%, 10/15/36	A2	500,000	507,576

			24,050,330
Georgia (3.5%)
Atlanta, Arpt. Rev. Bonds, (Dept. of Aviation), Ser. C, 4.00%, 7/1/42	Aa3	800,000	801,145
Muni. Election Auth. of GA Rev. Bonds, (Plant Vogtle Units 3 & 4)
Ser. A, 5.50%, 7/1/60	A	3,500,000	3,659,774
AGM, 5.00%, 1/1/62	AA	1,000,000	1,055,165
5.00%, 1/1/56	BBB+	650,000	679,520
4.50%, 7/1/63	A	4,250,000	4,335,748
4.00%, 1/1/51	A2	500,000	486,312
4.00%, 1/1/51	BBB+	425,000	403,181
Paulding Cnty., Hosp. Auth. Rev. Bonds, (WellStar Hlth. Syst.)
5.00%, 4/1/43	A+	1,400,000	1,546,904
4.00%, 4/1/41	A+	1,000,000	1,014,054

			13,981,803
Hawaii (0.5%)
HI State Harbor Syst. Rev. Bonds
Ser. C, 4.00%, 7/1/40	Aa3	300,000	310,707
Ser. A, 4.00%, 7/1/35	Aa3	1,700,000	1,783,507

			2,094,214
Illinois (17.5%)
Chicago, G.O. Bonds
Ser. A, 5.00%, 1/1/27	BBB+	1,850,000	1,994,705
Ser. B, 4.00%, 1/1/38	BBB+	2,060,000	2,040,603
Ser. B, 4.00%, 1/1/35	BBB+	3,117,000	3,128,789
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	BB	2,250,000	2,311,607
Ser. B, 5.00%, 12/1/36	BB	2,500,000	2,662,553
Ser. H, 5.00%, 12/1/36	BB	500,000	527,353
Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. A
5.00%, 1/1/38	A	100,000	107,467
5.00%, 1/1/37	A	300,000	323,874
Chicago, Trans. Auth. Sales Tax Rev. Bonds, 5.25%, 12/1/49	AA	3,000,000	3,125,322
Chicago, Waste Wtr. Transmission Rev. Bonds
Ser. C, 5.00%, 1/1/39	A	900,000	936,554
(2nd Lien), 5.00%, 1/1/39	A	1,835,000	1,871,676
IL State G.O. Bonds
5.50%, 7/1/38	Baa1	2,280,000	2,337,814
5.50%, 5/1/30	Baa1	1,250,000	1,439,673
Ser. A, 5.00%, 5/1/38	Baa1	1,500,000	1,591,125
Ser. A, 5.00%, 12/1/31	Baa1	5,750,000	6,201,370
Ser. C, 5.00%, 11/1/29	Baa1	1,850,000	2,011,611
5.00%, 2/1/29	Baa1	1,425,000	1,538,696
Ser. A, 5.00%, 12/1/28	Baa1	2,500,000	2,737,897
Ser. D, 5.00%, 11/1/28	Baa1	2,250,000	2,463,002
Ser. D, 5.00%, 11/1/27	Baa1	1,000,000	1,102,167
Ser. A, 4.00%, 3/1/40	Baa1	1,500,000	1,448,102
IL State Fin. Auth. Rev. Bonds
(Lifespace Cmntys, Inc.), Ser. A, 5.00%, 5/15/35	BBB/F	1,025,000	1,037,140
(Riverside Hlth.Syst.), 4.00%, 11/15/34	A+	500,000	510,224
IL State Fin. Auth. Academic Fac. Rev. Bonds, (U. of Illinois at Urbana-Champaign), Ser. A
5.00%, 10/1/44	Aa3	1,100,000	1,222,951
5.00%, 10/1/36	Aa3	600,000	680,308
5.00%, 10/1/34	Aa3	500,000	569,313
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds
(U. of IL Chicago), 5.00%, 2/15/50	Baa3	2,000,000	1,976,375
(U. of IL-CHF-Chicago, LLC), Ser. A, 5.00%, 2/15/37	Baa3	1,000,000	1,007,944
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion)
4.00%, 6/15/50	A-	1,000,000	945,780
Ser. B, stepped-coupon zero % (4.700%, 6/15/31), 12/15/37(STP)	A-	1,000,000	631,987
Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds, (McCormick), Ser. A, NATL, zero %, 12/15/30	A-	12,000,000	8,932,865
Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, (Green Bond), Ser. E, 5.00%, 12/1/30	AA	1,310,000	1,455,227
Sales Tax Securitization Corp. Rev. Bonds
Ser. C, 5.50%, 1/1/36	AA-	3,500,000	3,965,388
Ser. A, 5.00%, 1/1/36	AA-	1,400,000	1,566,040
Ser. A, 4.00%, 1/1/39	AA-	2,500,000	2,506,935
Southern IL U. Rev. Bonds, (Hsg. & Auxiliary), Ser. A, NATL, zero %, 4/1/25	Baa2	1,870,000	1,716,498

			70,626,935
Indiana (2.6%)
Hammond, Multi-School Bldg. Corp. Rev. Bonds, 5.00%, 7/15/38	AA+	1,750,000	1,889,908
IN State Fin. Auth. Hosp. Mandatory Put Bonds (11/1/26), (Goshen Hlth. Oblig. Group), Ser. B, 2.10%, 11/1/49	A-	2,700,000	2,674,855
IN State Fin. Auth. Waste Wtr. Util. Rev. Bonds, (CWA Authority, Inc.)
5.00%, 10/1/35	AA	850,000	1,021,663
5.00%, 10/1/34	AA	1,325,000	1,603,874
5.00%, 10/1/32	AA	700,000	860,178
5.00%, 10/1/31	AA	800,000	973,216
Silver Creek, School Bldg. Corp. Rev. Bonds, 3.00%, 1/15/42	AA+	1,600,000	1,443,142

			10,466,836
Iowa (0.7%)
IA State Fin. Auth. Rev. Bonds, (Lifespace Cmnty., Inc. Oblig. Group), Ser. A, 4.00%, 5/15/46	BBB/F	2,000,000	1,645,965
IA Tobacco Settlement Auth. Rev. Bonds, Ser. B-1, Class 2, 4.00%, 6/1/49	BBB	1,180,000	1,187,881

			2,833,846
Kentucky (3.0%)
KY State Property & Bldg. Comm. Rev. Bonds
(No. 119), 5.00%, 5/1/36	A1	1,000,000	1,095,909
(No. 122), Ser. A, 4.00%, 11/1/34	A1	750,000	800,510
KY State Pub. Energy Auth. Gas Supply
Mandatory Put Bonds (8/1/25), Ser. C-1, 4.00%, 12/1/49	A1	5,500,000	5,653,331
Mandatory Put Bonds (1/1/25), Ser. B, 4.00%, 1/1/49	A1	3,000,000	3,058,830
Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A
5.00%, 7/1/32	A+	1,030,000	1,069,847
5.00%, 7/1/31	A+	385,000	400,365

			12,078,792
Louisiana (1.4%)
LA State Offshore Term. Auth. Deepwater Port Mandatory Put Bonds (12/1/23), (Loop, LLC), Ser. A, 1.65%, 9/1/33	A3	1,600,000	1,588,806
St. John The Baptist Parish Mandatory Put Bonds (7/1/26), (Marathon Oil Corp.), Ser. A-3, 2.20%, 6/1/37	Baa3	3,010,000	2,867,991
Tangipahoa Parish, Hosp. Svcs. Rev. Bonds, (North Oaks Hlth. Syst.), 4.00%, 2/1/42	BBB+	1,250,000	1,218,506

			5,675,303
Maryland (0.4%)
Gaithersburg, Econ. Dev. Rev. Bonds, (Asbury, Oblig. Group), Ser. A, 5.00%, 1/1/36	BBB/F	450,000	470,790
MD Econ. Dev. Corp. Rev. Bonds, (Morgan State U.), 4.25%, 7/1/50	BBB-	1,350,000	1,234,482

			1,705,272
Massachusetts (5.2%)
MA State Dev. Fin. Agcy. Rev. Bonds
(Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5.75%, 7/15/43	BB	500,000	508,943
(Loomis Cmntys.), Ser. A, 5.75%, 1/1/28 (Prerefunded 1/1/23)	BBB	1,100,000	1,119,005
(Northeastern U.), 5.00%, 10/1/39(FWC)	A1	2,000,000	2,299,062
(Intl. Charter School), 5.00%, 4/15/33	BBB-	1,000,000	1,033,002
(Atrius Hlth. Oblig. Group), Ser. A, 4.00%, 6/1/49 (Prerefunded 6/1/29)	BBB	5,470,000	6,074,240
MA State Dev. Fin. Agcy. 144A Rev. Bonds, (Linden Ponds, Inc. Fac.), 5.00%, 11/15/38	A/F	1,410,000	1,495,402
MA State Edl. Fin. Auth. Rev. Bonds, (Ed. Loan - Issue 1), 5.00%, 1/1/27	AA	800,000	841,890
MA State Trans. Fund Rev. Bonds, (Rail Enhancement & Accelerated Bridge Program), 5.00%, 6/1/48(T)	Aa1	7,000,000	7,768,740

			21,140,284
Michigan (5.9%)
Detroit, G.O. Bonds, AMBAC, 5.25%, 4/1/24	A-/P	222,425	222,430
Detroit, City School Dist. G.O. Bonds, Ser. A, AGM, 6.00%, 5/1/29	Aa1	920,000	1,066,521
Kentwood, Economic Dev. Corp. Rev. Bonds, (Holland Home Oblig. Group), 5.00%, 11/15/37	BBB-/F	1,750,000	1,780,916
MI State Fin. Auth. Rev. Bonds
Ser. H-1, 5.00%, 10/1/39 (Prerefunded 10/1/24)	AA-	1,575,000	1,647,428
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/35	A+	1,100,000	1,171,360
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/34	A+	1,900,000	2,024,909
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5.00%, 7/1/34	A+	1,000,000	1,065,741
(Local Govt. Program Detroit Wtr. & Swr.), Ser. D4, 5.00%, 7/1/34	AA-	100,000	104,297
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	AA-	850,000	888,636
(Detroit), Ser. C-3, 5.00%, 4/1/27	Aa2	750,000	837,625
(Trinity Health Corp. Oblig. Group), Ser. A, 4.00%, 12/1/49(T)	AA-	2,575,000	2,541,551
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds, (Lawrence Tech. U.), 4.00%, 2/1/42	BBB-	745,000	685,120
Pontiac City, G.O. Bonds, (Pontiac School Dist.), Q-SBLF
4.00%, 5/1/45(T)	Aa1	4,424,000	4,520,886
4.00%, 5/1/50(T)	Aa1	4,977,000	5,072,160

			23,629,580
Minnesota (0.6%)
Rice Cnty., G.O. Bonds, Ser. A, 4.00%, 2/1/48(FWC)	AAA	2,500,000	2,562,104

			2,562,104
Mississippi (0.4%)
MS State Bus. Fin. Corp. Rev. Bonds, (System Energy Resources, Inc.), 2.375%, 6/1/44	A	2,025,000	1,460,599

			1,460,599
Missouri (3.8%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds
5.00%, 3/1/54	A2	4,455,000	4,676,695
5.00%, 3/1/35	A2	5,925,000	6,438,801
AGM, 4.00%, 3/1/57	AA	2,000,000	1,945,806
St. Louis, Muni. Fin. Corp. Rev. Bonds, AGM, 5.00%, 10/1/45	AA	2,000,000	2,233,629

			15,294,931
Nevada (1.3%)
North Las Vegas, G.O. Bonds, AGM, 4.00%, 6/1/34	AA	3,600,000	3,814,624
Sparks, Tourism Impt. Dist. No. 1 144A Rev. Bonds, Ser. A
2.75%, 6/15/28	Ba2	1,200,000	1,102,913
2.50%, 6/15/24	Ba2	220,000	214,803

			5,132,340
New Hampshire (2.6%)
National Fin. Auth. Rev. Bonds, (Caritas Acquisitions VII, LLC), Ser. A
4.50%, 8/15/55	BBB/P	2,540,000	2,301,484
4.25%, 8/15/46	BBB/P	1,210,000	1,085,420
4.125%, 8/15/40	BBB/P	1,070,000	979,839
National Fin. Auth. Hosp. Rev. Bonds, (St. Luke's Hosp. Oblig. Group)
4.00%, 8/15/40	A3	1,040,000	1,050,908
4.00%, 8/15/37	A3	850,000	864,261
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Catholic Med. Ctr.), 5.00%, 7/1/44	BBB+	1,000,000	1,043,337
(Elliot Hosp.), 5.00%, 10/1/38	A3	500,000	524,614
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	2,500,000	2,627,292

			10,477,155
New Jersey (5.1%)
NJ State Econ. Dev. Auth. Rev. Bonds
(NYNJ Link Borrower, LLC), 5.375%, 1/1/43	BBB+	500,000	510,671
Ser. WW, 5.25%, 6/15/32 (Prerefunded 6/15/25)	A3	1,500,000	1,645,653
Ser. EEE, 5.00%, 6/15/48	A3	3,000,000	3,193,184
Ser. AAA, 5.00%, 6/15/36	A3	750,000	794,895
(Biomedical Research), Ser. A, 5.00%, 7/15/29	A3	400,000	430,458
NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Baa2	2,000,000	2,106,677
NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds, (St. Peter's U. Hosp.), 5.75%, 7/1/37	Baa3	1,470,000	1,472,077
NJ State Trans. Trust Fund Auth. Rev. Bonds
Ser. AA, 5.00%, 6/15/38	A3	1,225,000	1,320,975
Ser. AA, 5.00%, 6/15/37	A3	600,000	662,465
Ser. A, 5.00%, 12/15/36	A3	1,000,000	1,082,050
Ser. A, 5.00%, 12/15/34	A3	4,920,000	5,365,700
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/30	A+	1,900,000	2,058,219

			20,643,024
New Mexico (0.6%)
Sante Fe, Retirement Fac. Rev. Bonds
(El Castillo Retirement Residences), Ser. A, 5.00%, 5/15/44	BB+/F	975,000	931,328
(El Castillo Retirement Res.), 5.00%, 5/15/42	BB+/F	1,460,000	1,387,714

			2,319,042
New York (17.2%)
Metro. Trans. Auth. Rev. Bonds
(Green Bond), Ser. C-1, 5.00%, 11/15/50	A3	1,500,000	1,576,967
Ser. C-1, 4.00%, 11/15/35	A3	1,000,000	1,003,544
NY City, Transitional Fin. Auth. Rev. Bonds
Ser. C-1, 5.00%, 5/1/41	AAA	1,000,000	1,120,734
Ser. F-1, 5.00%, 2/1/40	AAA	4,920,000	5,609,555
(Future Tax), Ser. C-1, 4.00%, 5/1/40	AAA	500,000	512,300
(Future Tax), Ser. C-1, 4.00%, 5/1/40(T)	AAA	11,825,000	12,107,381
4.00%, 11/1/38	AAA	550,000	567,466
4.00%, 5/1/38	AAA	700,000	722,229
NY State Dorm. Auth. Personal Income Tax Rev. Bonds
Ser. A, 5.00%, 3/15/46(T)	AA+	5,500,000	6,163,465
Ser. D, 4.00%, 2/15/47	Aa1	2,200,000	2,217,968
Ser. A, 4.00%, 3/15/44	Aa1	2,550,000	2,587,300
Ser. D, 4.00%, 2/15/40	Aa1	1,500,000	1,524,281
Ser. D, 4.00%, 2/15/39	Aa1	1,200,000	1,223,788
NY State Dorm. Auth. Sales Tax Rev. Bonds, Ser. A, Group C, 5.00%, 3/15/42(T)	AA+	10,845,000	11,812,699
NY State Liberty Dev. Corp. 144A Rev. Bonds, (3 World Trade Ctr., LLC), Class 1-3, 5.00%, 11/15/44	BB-/P	2,000,000	2,013,789
NY State Thruway Auth. Personal Income Tax Rev. Bonds, Ser. C, 5.00%, 03/15/54(T)	AA+	5,500,000	6,183,705
NY State Thruway Auth. Rev. Bonds, (Green Bonds-Bidding Group 2), Ser. C, 4.125%, 3/15/56	AA+	5,500,000	5,516,477
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/41	Baa3	1,000,000	1,032,677
(Delta Air Lines, Inc.), 5.00%, 10/1/40	Baa3	2,000,000	2,084,054
Port Auth. of NY & NJ Rev. Bonds, Ser. 207, 5.00%, 9/15/31	Aa3	3,150,000	3,462,202

			69,042,581
North Carolina (0.8%)
NC State Cap. Fac. Fin. Agcy. Edl. Fac. Rev. Bonds, (High Point U.), 4.00%, 5/1/34	A-	900,000	932,475
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group), 4.00%, 3/1/51	BB/P	2,250,000	1,766,432
NC State Med. Care Comm. Retirement Fac. Rev. Bonds, (Maryfield, Inc. Oblig. Group), 5.00%, 10/1/45	BB/P	500,000	495,227

			3,194,134
Ohio (10.2%)
Akron, Income Tax Rev. Bonds
4.00%, 12/1/37	AA-	525,000	549,261
4.00%, 12/1/36	AA-	655,000	687,176
4.00%, 12/1/35	AA-	1,260,000	1,326,011
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. B-2, Class 2, 5.00%, 6/1/55	BB/P	5,075,000	5,074,988
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds, (Playhouse Square Foundation), 5.50%, 12/1/53	BB+	500,000	522,762
Franklin Cnty., Hosp. Fac. Rev. Bonds, (Nationwide Children's Hosp.), Ser. A, 4.00%, 11/1/44	Aa2	2,050,000	2,038,373
Northeast Ohio Regl. Swr. Dist. Rev. Bonds, U.S. Govt. Coll., 5.00%, 11/15/44 (Prerefunded 11/15/24)(T)	Aa1	10,000,000	10,743,700
OH State Higher Edl. Fac. Comm. Rev. Bonds
(Ashtabula Cnty. Med. Ctr.), 5.25%, 1/1/52	BBB+/F	1,000,000	1,067,436
(Ashtabula Cnty. Med. Ctr.), 5.25%, 1/1/47	BBB+/F	1,750,000	1,876,993
(Kenyon College), 5.00%, 7/1/36(WIS)	A2	1,500,000	1,630,677
(John Carroll U.), 4.00%, 10/1/47	Baa1	3,500,000	3,363,418
(Kenyon College 2020), 4.00%, 7/1/44	A2	3,555,000	3,484,389
OH State Private Activity Rev. Bonds, (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	1,125,000	1,188,847
OH State Tpk. Comm. Rev. Bonds
5.00%, 2/15/39(WIS)	Aa3	1,500,000	1,753,319
5.00%, 2/15/33(WIS)	Aa3	2,195,000	2,645,995
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.)
5.00%, 2/15/33	A3	605,000	635,930
5.00%, 2/15/32	A3	745,000	785,349
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	B+/F	625,000	629,099
(Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	B+/F	120,000	122,731
Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes Oblig. Group)
5.00%, 7/1/33	A	500,000	517,991
5.00%, 7/1/32	A	250,000	259,340

			40,903,785
Oregon (1.1%)
Clackamas Cnty., Hosp. Fac. Auth. Rev. Bonds, (Rose Villa, Inc.), Ser. A, 5.25%, 11/15/50	BB/P	1,000,000	1,002,661
Keizer, Special Assmt. Bonds, (Keizer Station), Ser. A, 5.20%, 6/1/31	Aa3	1,135,000	1,138,118
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds, (Terwilliger Plaza, Inc.), 5.00%, 12/1/36	BB+/F	650,000	666,733
Salem, Hosp. Fac. Auth. Rev. Bonds, (Salem Hlth.), Ser. A, 5.00%, 5/15/33	A+	1,500,000	1,604,359

			4,411,871
Pennsylvania (5.7%)
Allegheny Cnty., Arpt. Auth. Rev. Bonds, Ser. A
5.00%, 1/1/56	AA	575,000	610,312
5.00%, 1/1/51	AA	6,620,000	7,071,687
5.00%, 1/1/35	AA	3,000,000	3,324,070
4.00%, 1/1/56	AA	1,750,000	1,687,977
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Diakon Lutheran Social Ministries)
5.00%, 1/1/32	BBB+/F	200,000	209,044
5.00%, 1/1/31	BBB+/F	1,000,000	1,046,203
Lancaster Cnty., Hosp. & Hlth. Ctr. Auth. Rev. Bonds, (St. Anne's Retirement Cmnty.)
5.00%, 3/1/50	BB+/F	500,000	484,703
5.00%, 3/1/40	BB+/F	500,000	497,665
Lancaster Cnty., Hosp. Auth. Hlth. Care Fac. Rev. Bonds, (Moravian Manors, Inc.), Ser. A, 5.00%, 6/15/44	BB+/F	1,000,000	1,006,295
PA State Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds, (Amtrak), Ser. A, 5.00%, 11/1/32	A1	1,000,000	1,005,241
PA State Tpk. Comm. Rev. Bonds, 4.90%, 12/1/44	A1	4,385,000	4,609,954
Philadelphia, Gas Wks. Rev. Bonds, 5.00%, 8/1/32	A	1,000,000	1,071,864
Westmoreland Cnty., Muni. Auth. Rev. Bonds, BAM, 5.00%, 8/15/27	AA	450,000	491,394

			23,116,409
Rhode Island (0.7%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	2,750,000	2,812,403

			2,812,403
South Carolina (0.6%)
SC State Pub. Svcs. Auth. Rev. Bonds
Ser. B, 5.00%, 12/1/56	A2	210,000	218,703
Ser. A, 5.00%, 12/1/36	A2	2,000,000	2,103,479

			2,322,182
South Dakota (0.2%)
Lincoln Cnty., Econ. Dev. Rev. Bonds, (Augustana College Assn. (The)), 4.00%, 8/1/51	BBB-	1,000,000	884,723

			884,723
Tennessee (0.5%)
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl. Fac. Board Rev. Bonds, (Blakeford at Green Hills), Ser. A, 4.00%, 11/1/55	BBB-/F	2,250,000	1,903,015

			1,903,015
Texas (9.9%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Uplift Ed.), Ser. A
5.00%, 12/1/36	BBB-	500,000	524,901
PSFG, 5.00%, 12/1/35	AAA	500,000	550,119
Austin-Bergstrom Landhost Enterprises, Inc. Rev. Bonds
5.00%, 10/1/35	A	1,045,000	1,104,111
5.00%, 10/1/34	A	530,000	561,155
Clifton, Higher Ed. Fin. Corp. Rev. Bonds
(Intl. Leadership), Ser. D, 6.125%, 8/15/48	BB-/P	1,150,000	1,183,992
(IDEA Pub. Schools), 5.00%, 8/15/28	A-	300,000	326,274
(IDEA Pub. Schools), Ser. T, PSFG, 4.00%, 8/15/41	AAA	1,400,000	1,448,337
(IDEA Pub. Schools), Ser. T, PSFG, 4.00%, 8/15/37	AAA	1,000,000	1,062,807
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/38	Ba1	1,500,000	1,501,468
(Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BB+/F	1,000,000	1,000,740
(YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/33	Ba1	800,000	801,687
Love Field, Gen. Arpt. Modernization Corp. Rev. Bonds, 5.00%, 11/1/35	A1	1,000,000	1,052,354
Lower CO River Auth. Rev. Bonds, AGM, 5.00%, 5/15/39	AA	1,730,000	1,980,176
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	1,500,000	1,603,827
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	500,000	473,581
(TX Woman's U. CHF-Collegiate Hsg. Dining), Ser. B-1, AGM, 4.125%, 7/1/53	AA	1,000,000	1,004,695
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 4.125%, 7/1/53	AA	1,000,000	1,004,695
(Children's Hlth. Syst. of TX), Ser. A, 4.00%, 8/15/34	Aa3	600,000	608,692
North TX, Tollway Auth. Rev. Bonds, (1st Tier), Ser. I, 6.50%, 1/1/43 (Prerefunded 1/1/25)	A1	4,000,000	4,445,855
Tarrant Cnty., Cultural Ed. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs.), Ser. B, 5.00%, 11/15/40	A/F	2,000,000	2,108,460
TX Private Activity Surface Trans. Corp. Rev. Bonds, (Segment 3C), 5.00%, 6/30/58	Baa3	3,000,000	3,086,335
TX State Private Activity Bond Surface Trans. Corp. Rev. Bonds, (Blueridge Trans. Group, LLC (SH 288 Toll Lane)), 5.00%, 12/31/50	Baa2	2,000,000	2,024,741
TX State Transportation Commission G.O. Bonds, 5.00% 10/1/44 (Prerefunded 10/1/24)(T)	AAA	9,855,000	10,529,081

			39,988,083
Utah (2.0%)
Infrastructure Agcy. Telecomm. Rev. Bonds, 5.00%, 10/15/37	BBB-/F	1,200,000	1,257,730
Mida Mountain Village Pub. Infrastructure Dist. 144A Special Assmt. Bonds, (Mountain Village Assmt. Area No. 2), 4.00%, 8/1/50	B/P	1,625,000	1,336,586
Utah State Bldg. Ownership Auth. Lease Rev. Bonds, (Master Lease)
5.00%, 5/15/42	Aa1	1,840,000	2,102,941
5.00%, 5/15/40	Aa1	2,815,000	3,247,636

			7,944,893
Virginia (2.3%)
Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/42 (Prerefunded 10/1/24)	AAA/P	425,000	460,918
Small Bus. Fin. Auth. Private Activity Rev. Bonds, (Transform 66-P3), 5.00%, 12/31/52	Baa3	4,250,000	4,408,854
VA State Small Bus. Fin. Auth. Rev. Bonds
(95 Express Lanes, LLC), 4.00%, 1/1/48	BBB-	3,000,000	2,845,505
(Elizabeth River Crossings OpCo, LLC), 4.00%, 1/1/40	BBB	750,000	749,854
(Elizabeth River Crossings OpCo, LLC), 4.00%, 1/1/36	BBB	630,000	640,849

			9,105,980
Washington (2.5%)
Bellevue, G.O. Bonds
4.00%, 12/1/43	Aaa	1,000,000	1,029,974
4.00%, 12/1/40	Aaa	1,250,000	1,307,327
4.00%, 12/1/35	Aaa	1,000,000	1,081,848
King Cnty., Public Hosp. Dist. No. 1 G.O. Bonds, (Valley Med. Ctr.), 5.00%, 12/1/38	A2	2,365,000	2,572,914
Port of Seattle, Rev. Bonds, Ser. C, 5.00%, 4/1/40	AA-	875,000	914,862
Tobacco Settlement Auth. of WA Rev. Bonds, 5.25%, 6/1/32	A-	485,000	485,645
WA State Hsg. Fin. Comm. Rev. Bonds, (Social Certif.), Ser. A-1, 3.50%, 12/20/35	BBB+	2,659,953	2,526,701

			9,919,271
Wisconsin (2.6%)
Pub. Fin. Auth. Arpt. Fac. Rev. Bonds, (Sr. Oblig. Group), 5.25%, 7/1/28	BBB+	350,000	350,591
Pub. Fin. Auth. Conference Ctr. & Hotel Rev. Bonds, (U. of NC Charlotte Foundation), Ser. A, 4.00%, 9/1/56	BB+/P	1,000,000	790,922
Pub. Fin. Auth. Student Hsg. Fac. Rev. Bonds, (Appalachian State U.), Ser. A, AGM
4.00%, 7/1/50	AA	700,000	702,067
4.00%, 7/1/45	AA	600,000	604,327
4.00%, 7/1/40	AA	500,000	509,188
4.00%, 7/1/38	AA	435,000	444,607
4.00%, 7/1/36	AA	340,000	349,988
4.00%, 7/1/34	AA	300,000	310,769
WI Pub. Fin. Auth. Hotel Rev. Bonds, (Grand Hyatt), 5.00%, 2/1/62	BBB-	1,700,000	1,777,397
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Hmong American Peace Academy, Ltd.), 5.00%, 3/15/50	BBB	1,000,000	1,023,929
(Three Pillars Sr. Living), 5.00%, 8/15/33 (Prerefunded 8/15/23)	AAA/P	430,000	445,174
(Advocate Aurora Hlth. Oblig. Group), Ser. A, 4.00%, 8/15/35	AA	3,000,000	3,077,863
WI State Pub. Fin. Auth Sr. Living 144A Rev. Bonds, (Mary's Woods at Marylhurst), Ser. A, 5.25%, 5/15/37	BB/F	250,000	249,724

			10,636,546

Total municipal bonds and notes (cost $602,251,140)			$594,696,027

SHORT-TERM INVESTMENTS (3.8%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 1.93%(AFF)	Shares	15,152,697	$15,152,697
U.S. Treasury Bills 2.114%, 9/6/22(SEG)		$100,000	99,791
U.S. Treasury Bills 1.132%, 8/4/22(SEG)		200,000	199,968

Total short-term investments (cost $15,452,470)			$15,452,456
TOTAL INVESTMENTS

Total investments (cost $617,703,610)			$610,148,483

FUTURES CONTRACTS OUTSTANDING at 7/31/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Short)	33	$5,224,313	$5,224,313	Sep-22	$(5,746)

Unrealized appreciation					—

Unrealized (depreciation)					(5,746)

Total					$(5,746)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2022 through July 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $402,279,737.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 4/30/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/22
	Short-term investments
	Putnam Short Term Investment Fund*	$12,668,821	$65,752,351	$63,268,475	$26,169	$15,152,697

	Total Short-term investments	$12,668,821	$65,752,351	$63,268,475	$26,169	$15,152,697
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $222,721.
(FWC)	Forward commitment, in part or in entirety.
(WIS)	When-issued security.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $105,779,203 to cover tender option bonds and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 1.33%, 2.36% and 2.79%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	25.4%
	Tax bonds	21.1
	Transportation	21.2
	State debt	16.4
	Local debt	15.3
	Education	13.5
	Utilities
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $90,573,432 were held by the TOB trust and served as collateral for $59,571,942 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $115,886 for these investments based on an average interest rate of 0.86%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$594,696,027	$—
Short-term investments	—	15,452,456	—

Totals by level	$—	$610,148,483	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(5,746)	$—	$—

Totals by level	$(5,746)	$—	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	30
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com